UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          March 31, 2013


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                  Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                27

Form 13F Information Table Value Total:          169,215,946.31
                                                   (thousands)




List of Other Included Managers:




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
                                                                  TOTAL
ISSUER                           SYMBOL     CUSIP                 VALUE                 SECTOR     INVESTMENT     OTHER    VOTING
                                                                 1,000.00    QUANTITY    CODE      DISCRETION     MGRS    AUTHORITY

iShares Barclays Aggregate Bond   AGG         464287226         401,571.82      3,626.58 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Barclays Intermediate
  Credit Bond                     CIU         464288638         233,395.00      2,100.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Dow Jones Select
  Dividend Index                  DVY         464287168         152,287.00      2,402.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Emerging Markets
  Divid Index                     DVYE        464286319          36,576.87        690.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares MSCI Emerging Markets
  Index                           EEM         464287234      15,751,818.33    368,291.24 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares MSCI EAFE Index           EFA         464287465      31,760,706.78    538,499.61 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares MSCI EAFE Growth Index    EFG         464288885         699,453.96     11,050.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares MSCI EAFE Value Index     EFV         464288877         693,646.23     13,946.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Cohen & Steers Realty
  Majors Index                    ICF         464287564       6,804,180.62     82,524.92 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Dow Jones EPAC Select
  Dividend Index                  IDV         464288448          86,741.05      2,540.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares S&P SmallCap
  600 Citigroup Value Index       IJS         464287879          11,780.80        131.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares S&P 500 Citigroup
  Value Index                     IVE         464287408         327,598.00      4,439.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares S&P 500 Growth Index      IVW         464287309         163,359.30      1,983.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Russell 1000 Index        IWB         464287622           1,569.78         18.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Russell Microcap Index    IWC         464288869         294,040.37      5,012.62 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Russell 1000 Value Index  IWD         464287598      45,787,895.86    564,098.75 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Russell 1000 Growth Index IWF         464287614      45,439,466.28    636,674.55 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Russell 2000 Value Index  IWN         464287630      12,121,972.15    144,636.36 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Russell 2000 Growth Index IWO         464287648       7,201,736.51     66,905.76 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Russell Midcap
  Growth Index                    IWP         464287481          86,778.50      1,242.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Russell Midcap
  Value Index                     IWS         464287473         153,273.00      2,689.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Dow Jones US
  Real Estate Index               IYR         464287739         433,419.80      6,238.05 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Morningstar Large Cap
  Value Index                     JKF         464288109         352,255.88      4,981.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Morningstar Small Cap
  Growth Index                    JKK         464288604          27,711.01        265.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Morningstar Small Cap
  Value Index                     JKL         464288703          43,163.70        417.00 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares KLD Select Social Index   KLD         464288802         134,681.01      2,025.58 ISHARES     YES            NO       NO
                                  -------------------------------------------------------
iShares Barclays 1-3 Yr
  Treasury Bond                   SHY         464287457          14,866.70        176.00 ISHARES     YES            NO       NO
                                              ----------
                                  ------------          ---------------------------------
                                  Grand Total               169,215,946.31  2,467,603.02
                                  ------------